Business Acquisitions - Summary of Fair Value of Assets and Liabilities Acquired (Details) $ in Thousands, £ in Millions	Dec. 31, 2019 CAD ($)	Mar. 13, 2019 CAD ($)	Feb. 22, 2019 CAD ($)	Feb. 22, 2019 GBP (£)
Disclosure Of Business Combinations [Line Items]
Contingent consideration		$ 2,300
Sundial U K Limited | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 77,023		$ 77,000	£ 45.0
Issuance of common shares	37,248		$ 37,200
Contingent consideration	15,991
Total Purchase Price	$ 130,262